Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	MFC
Entity Registrant Name	MANULIFE FINANCIAL CORP
Entity Central Index Key	0001086888
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Common shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,981,836,232
Class A Shares Series 2 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,000,000
Class A Shares Series 3 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	12,000,000
Class 1 Shares Series 3 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,335,831
Class 1 Shares Series 4 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,664,169
Class 1 Shares Series 5 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 7 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class 1 Shares Series 9 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class 1 Shares Series 11 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 13 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 15 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Class 1 Shares Series 17 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	14,000,000
Class 1 Shares Series 19 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Class 1 Shares Series 21 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	17,000,000
Class 1 Shares Series 23 [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	19,000,000